Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Common Stock
Diluted weighted average shares outstanding	5,396,650	11,066,667	8,364,025	5,533,333		8,526,027
Diluted net income (loss) per share	$ 0.06	$ 0.55	$ 0.16	$ 1.70		$ 1.05
Non-Redeemable Common Stock
Diluted weighted average shares outstanding	3,405,000	3,385,583	3,405,000	3,082,375		3,236,568
Diluted net income (loss) per share	$ (0.13)	$ (1.86)	$ (0.12)	$ (3.13)		$ (2.39)